Other Assets	12 Months Ended
Dec. 31, 2019
Other Assets Noncurrent Disclosure [Abstract]
Other Assets

10. OTHER ASSETS

	As of December 31,
	2018	2019	2019
	RMB	RMB	USD
Acquisition deposits	18,120,615	38,869,400	5,583,240
Rental deposit	5,065,000	6,685,000	960,240
Interest receivable	-	17,326,910	2,488,855
Returnable consideration from the acquisition of Urban Hotel Group (Note 3)	-	3,333,421	478,816
Others	2,515,908	10,743,261	1,543,173
Total	25,701,523	76,957,992	11,054,324